Borrowings (Tables)	12 Months Ended
Mar. 31, 2014
Borrowings
Short-term and long-term borrowings

	Millions of yen
	March 31
	2013	2014
Short-term borrowings(1):
Commercial paper	¥296,656	¥246,866
Bank borrowings	344,983	303,583
Other	96,806	51,682

Total	¥738,445	¥602,131

Long-term borrowings:
Long-term borrowings from banks and other financial institutions(2)	¥2,631,019	¥2,787,729
Bonds and notes issued(3):
Fixed-rate obligations:
Japanese yen denominated	1,303,757	1,432,388
Non-Japanese yen denominated	1,079,275	1,340,495
Floating-rate obligations:
Japanese yen denominated	390,261	324,279
Non-Japanese yen denominated	69,286	85,805
Index / Equity-linked obligations:
Japanese yen denominated	1,296,966	1,367,051
Non-Japanese yen denominated	644,414	707,754

	4,783,959	5,257,772

Subtotal	7,414,978	8,045,501

Trading balances of secured borrowings	177,390	181,562

Total	¥7,592,368	¥8,227,063

(1)	Includes secured borrowings of ¥13,779 million as of March 31, 2013 and ¥10,715 million as of March 31, 2014.
(2)	Includes secured borrowings of ¥3,039 million as of March 31, 2013 and ¥139,270 million as of March 31, 2014.
(3)	Includes secured borrowings of ¥458,342 million as of March 31, 2013 and ¥423,994 million as of March 31, 2014.

Long-term borrowings

	Millions of yen
	March 31
	2013	2014
Debt issued by the Company	¥3,509,117	¥3,823,410
Debt issued by subsidiaries—guaranteed by the Company	2,207,268	2,372,412
Debt issued by subsidiaries—not guaranteed by the Company(1)	1,875,983	2,031,241

Total	¥7,592,368	¥8,227,063

(1)	Includes trading balances of secured borrowings.

Effective weighted-average interest rates of borrowings

	March 31
	2013	2014
Short-term borrowings	0.61%	0.40%
Long-term borrowings	1.71%	1.69%
Fixed-rate obligations	2.39%	2.34%
Floating-rate obligations	0.91%	0.86%
Index / Equity-linked obligations	1.72%	1.72%

Maturities of long-term borrowings

Year ending March 31	Millions of yen
2015	¥1,435,789
2016	1,123,769
2017	894,524
2018	847,564
2019	1,015,285
2020 and thereafter	2,728,570

Subtotal	8,045,501

Trading balances of secured borrowings	181,562

Total	¥8,227,063